Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 48,139	£ 41,250
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,681	3,406
Other financial assets at fair value through profit or loss	185	208
Financial assets at amortised cost:
Loans and advances to customers	210,094	208,750
Loans and advances to banks	1,169	1,682
Repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	1,163
Financial assets at fair value through other comprehensive income	5,851	8,950
Interests in other entities	201	172
Intangible assets	1,545	1,646
Property, plant and equipment	1,548	1,734
Current tax assets	347	264
Retirement benefit assets	1,572	495
Other assets	1,577	3,013
Total assets	287,098	292,332
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	777	1,584
Other financial liabilities at fair value through profit or loss	803	1,434
Financial liabilities at amortised cost:
Deposits by customers	192,926	195,135
Deposits by banks	33,855	20,958
Repurchase agreements – non trading	11,718	15,848
Debt securities in issue	25,520	35,566
Subordinated liabilities	2,228	2,556
Other liabilities	2,189	2,337
Provisions	364	464
Deferred tax liabilities	579	111
Retirement benefit obligations	37	403
Total liabilities	270,996	276,396
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	2,191	2,191
Retained earnings	5,053	4,348
Other reserves	133	510
Total shareholders’ equity	16,102	15,774
Non-controlling interests	0	162
Total equity	16,102	15,936
Total liabilities and equity	£ 287,098	£ 292,332